W. John McGuire

+1.202.373.6799

wjmcguire@morganlewis.com

September 16, 2016

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 131 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 131 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 131”). The purpose of PEA No. 131 is to: (i) incorporate comments received from the Staff to the Trust’s PEA No. 115 filed on December 22, 2015; and (ii) make other non-material changes to the Prospectus and Statement of Additional Information for the Trust’s SDPR MSCI EAFE Fossil Fuel Reserves Free ETF and SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF.

I hereby certify that PEA No. 131 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire